Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets are as follows as of December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$142	$41,741
Start up/organization expenses	926,866	671,005
Total deferred tax assets	927,008	712,746
Valuation allowance	(927,008)	(712,746)
Deferred tax asset, net of allowance	$—	$—

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2022 and 2021.

The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Federal
Current benefit	$614,297	$—
Deferred benefit	(214,262)	(712,604)

Change in valuation allowance	214,262	712,604
Income tax provision	$614,297	$—

As of December 31, 2022 and 2021, the Company had $675 and $198,091, respectively, of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $214,262 and $712,604, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of warrants	(17.5)%	16.5%
Transaction costs allocated to warrants	0.0%	(4.3)%
Change in valuation allowance	2.0%	(33.2)%
Income tax rate	5.5%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.